LEASING - Nature of the Groups Leasing Activities by Type of Right-of-Use Asset Recognized on the Balance Sheet (Details)	12 Months Ended
Dec. 31, 2023 lease
Land and buildings
Disclosure of quantitative information about right-of-use assets
No. of right-of-use assets leased	15
Average remaining lease term	2 years 9 months 18 days
No. of leases with extension options	13
No. of leases with options to purchase	0
No. of leases with termination options	12
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
No. of right-of-use assets leased	17
Average remaining lease term	1 year 3 months 18 days
No. of leases with extension options	8
No. of leases with options to purchase	1
No. of leases with termination options	12
Minimum | Land and buildings
Disclosure of quantitative information about right-of-use assets
Range of remaining term	0 years
Minimum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Range of remaining term	0 years
Maximum | Land and buildings
Disclosure of quantitative information about right-of-use assets
Range of remaining term	5 years
Maximum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Range of remaining term	3 years